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                             [Equitable Letterhead]



                                    August 31, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington , D.C.  20036


RE:      EQ Advisors Trust (the "Trust")
         File Nos.:  333-17217; 811-07953

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust hereby certifies that the definitive forms of prospectus supplement and statement of additional information, dated September 1, 2001, used with respect to the Trust that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Trust. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 22 on August 13, 2001.

         If you have any questions regarding this certification, please contact the undersigned at 212/314-5329.

                                    Sincerely
                                    EQ Advisors Trust


                                    By:    /s/ Patricia Louie
                                           -------------------------------
                                    Name:  Patricia Louie
                                    Title: Vice President and Secretary